Nature and Continuance of Operations (Details Narrative) - CAD	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Nature And Continuance Of Operations
Cash and cash equivalents	CAD 225,910	CAD 306,398	CAD 461,986	CAD 1,025,320